UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI Tactical Growth and Income ETF

Merlyn.AI SectorSurfer Momentum ETF

Merlyn.AI Best-of-Breed Core Momentum ETF

Semi-Annual Report

March 31, 2022

MERLYN.AI ETFs

MERLYN.AI ETFs

Tabular Presentation of Schedule of Investments
As of March 31, 2022 (Unaudited)
Merlyn.AI Bull-Rider Bear-Fighter ETF

Sector[1]	% Net Assets
Investment Companies	99.5%
Other[2]	0.5%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Merlyn.AI Tactical Growth and Income ETF

Sector[1]	% Net Assets
Investment Companies	99.5%
Other[2]	0.5%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Merlyn.AI SectorSurfer Momentum ETF

Sector[1]	% Net Assets
Investment Companies	99.7%
Other[2]	0.3%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2022 (Unaudited)

Merlyn.AI Best-of-Breed Core Momentum ETF

Sector[1]	% Net Assets
Investment Companies	99.5%
Other[2]	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.5%
74,871	Invesco S&P 500 Pure Value ETF	$6,412,701
78,720	iShares iBoxx High Yield Corporate Bond ETF	6,477,869
40,165	iShares Russell Top 200 Growth ETF	6,381,014
140,591	iShares U.S. Insurance ETF	12,824,711
229,420	SPDR S&P Insurance ETF	9,642,523
213,643	VanEck Fallen Angel High Yield Bond ETF	6,494,747
34,733	Vanguard S&P 500 Growth ETF	9,574,151
132,800	WisdomTree U.S. Small Cap Fund	6,369,088
	TOTAL INVESTMENT COMPANIES (Cost $64,959,588)	64,176,804

MONEY MARKET FUNDS - 0.5%
316,586	First American Government Obligations Fund - Class X, 0.19% (a)	316,586
	TOTAL MONEY MARKET FUNDS (Cost $316,586)	316,586

	TOTAL INVESTMENTS (Cost $65,276,174) - 100.0%	64,493,390
	Other Liabilities in Excess of Assets - (0.0%) (b)	(22,220)
	TOTAL NET ASSETS - 100.0%	$64,471,170

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.5%
27,140	First Trust Rising Dividend Achievers ETF	$1,329,860
223,795	Invesco Fundamental High Yield Corporate Bond ETF	4,111,114
66,465	iShares iBoxx High Yield Corporate Bond ETF	5,469,405
8,429	iShares Russell Top 200 Growth ETF	1,339,115
67,633	iShares US Regional Banks ETF	3,984,936
180,354	VanEck Fallen Angel High Yield Bond ETF	5,482,762
4,836	Vanguard S&P 500 Growth ETF	1,333,044
108,719	Xtrackers USD High Yield Corporate Bond ETF	4,100,881
	TOTAL INVESTMENT COMPANIES (Cost $27,357,597)	27,151,117

MONEY MARKET FUNDS - 0.4%
102,575	First American Government Obligations Fund - Class X, 0.19% (a)	102,575
	TOTAL MONEY MARKET FUNDS (Cost $102,575)	102,575

	TOTAL INVESTMENTS (Cost $27,460,172) - 99.9%	27,253,692
	Other Assets in Excess of Liabilities - 0.1%	30,735
	TOTAL NET ASSETS - 100.0%	$27,284,427

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.7%
139,503	First Trust Consumer Staples AlphaDEX Fund	$8,889,131
372,553	Invesco Aerospace & Defense ETF	29,178,351
121,242	Invesco S&P 500 Equal Weight Consumer Staples ETF	20,525,058
495,761	iShares Global Tech ETF	28,759,096
181,699	iShares Russell Top 200 Growth ETF	28,866,520
136,253	iShares U.S. Healthcare Providers ETF	38,544,611
929,146	SPDR Portfolio S&P 500 Value ETF	38,791,846
	TOTAL INVESTMENT COMPANIES (Cost $196,114,200)	193,554,613

MONEY MARKET FUNDS - 0.5%
945,368	First American Government Obligations Fund - Class X, 0.19% (a)	945,368
	TOTAL MONEY MARKET FUNDS (Cost $945,368)	945,368

	TOTAL INVESTMENTS (Cost $197,059,568) - 100.2%	194,499,981
	Other Liabilities in Excess of Assets - (0.2%)	(298,244)
	TOTAL NET ASSETS - 100.0%	$194,201,737

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Merlyn.AI Best-of-Breed Momentum ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.5%
144,937	Financial Select Sector SPDR Fund	$5,553,986
62,475	iShares S&P 500 Growth ETF	4,771,841
37,427	Vanguard Mid-Cap Value ETF	5,601,699
	TOTAL INVESTMENT COMPANIES (Cost $16,204,822)	15,927,526

MONEY MARKET FUNDS - 0.5%
78,483	First American Government Obligations Fund - Class X, 0.19% (a)	78,483
	TOTAL MONEY MARKET FUNDS (Cost $78,483)	78,483

	TOTAL INVESTMENTS (Cost $16,283,305) - 100.0%	16,006,009
	Other Assets in Excess of Liabilities - 0.0% (b)	6,760
	TOTAL NET ASSETS - 100.0%	$16,012,769

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Assets:
Receivable for investments sold	$65,000,858	$27,409,629
Investments, at value	64,493,390	27,253,692
Receivable for fund shares sold	26,665,512	11,431,644
Securities lending income receivable (Note 4)	625	548
Dividends and interest receivable	28	10
Total assets	156,160,413	66,095,523
Liabilities:
Payable for investment securities purchased	64,970,766	27,361,739
Payable for fund shares redeemed	26,665,512	11,431,644
Accrued investment advisory fees	52,965	17,713
Total liabilities	91,689,243	38,811,096
Net Assets	$64,471,170	$27,284,427

Net Assets Consist of:
Capital stock	$84,743,264	$29,505,923
Total distributable earnings (accumulated deficit)	(20,272,094)	(2,221,496)
Net Assets:	$64,471,170	$27,284,427

Calculation of Net Asset Value Per Share:
Net Assets	$64,471,170	$27,284,427
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,860,000	1,010,000
Net Asset Value per Share	$34.66	$27.01

Cost of Investments	$65,276,174	$27,460,172

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum ETF
Assets:
Receivable for investments sold	$196,000,746	$16,222,161
Investments, at value	194,499,981	16,006,009
Receivable for fund shares sold	68,888,958	5,780,368
Securities lending income receivable (Note 4)	278	71
Dividends and interest receivable	81	5
Total assets	459,390,044	38,008,614
Liabilities:
Payable for investment securities purchased	196,158,362	16,207,250
Payable for fund shares redeemed	68,888,958	5,780,368
Accrued investment advisory fees	140,987	8,227
Total liabilities	265,188,307	21,995,845
Net Assets	$194,201,737	$16,012,769

Net Assets Consist of:
Capital stock	$211,267,682	$16,357,139
Total distributable earnings (accumulated deficit)	(17,065,945)	(344,370)
Net Assets:	$194,201,737	$16,012,769

Calculation of Net Asset Value Per Share:
Net Assets	$194,201,737	$16,012,769
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	7,170,000	620,000
Net Asset Value per Share	$27.09	$25.83

Cost of Investments	$197,059,568	$16,283,305

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Investment Income:
Dividend income	$393,109	$296,582
Securities lending income	24,653	6,500
Interest income	62	21
Total investment income	417,824	303,103

Expenses:
Investment advisory fees	329,480	93,603
Net expenses	329,480	93,603

Net investment income	88,344	209,500

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(2,992,529)	(505,434)
	(2,992,529)	(505,434)
Net change in unrealized appreciation (depreciation) on:
Investments	2,608,516	(175,373)
	2,608,516	(175,373)
Net realized and unrealized loss on investments:	(384,013)	(680,807)
Net decrease in net assets resulting from operations	$(295,669)	$(471,307)

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum ETF
Investment Income:
Dividend income	$936,662	$80,756
Securities lending income	8,812	77
Interest income	151	11
Total investment income	945,625	80,844

Expenses:
Investment advisory fees	1,119,548	55,610
Less: Reimbursement of expenses from Advisor (Note 3)	(358,255)	(7,262)
Net expenses	761,293	48,348

Net investment income	184,332	32,496

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(7,005,659)	(52,023)
	(7,005,659)	(52,023)
Net change in unrealized appreciation on:
Investments	5,178,547	524,951
	5,178,547	524,951
Net realized and unrealized gain (loss) on investments:	(1,827,112)	472,928
Net increase (decrease) in net assets resulting from operations	$(1,642,780)	$505,424

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI Tactical Growth and Income ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$88,344	$705,299	$209,500	$625,098
Net realized gain (loss) on investments	(2,992,529)	12,554,553	(505,434)	1,248,770
Net change in unrealized appreciation (depreciation) on investments	2,608,516	(3,393,361)	(175,373)	131,500
Net increase (decrease) in net assets resulting from operations	(295,669)	9,866,491	(471,307)	2,005,368

Distributions to Shareholders:
Net investment income	(222,346)	(677,998)	(186,594)	(627,828)
Total distributions	(222,346)	(677,998)	(186,594)	(627,828)

Capital Share Transactions:
Proceeds from shares sold	170,318,674	558,220,217	35,430,746	73,233,081
Payments for shares redeemed	(183,101,110)	(556,524,775)	(30,223,161)	(70,297,370)
Net increase (decrease) in net assets from net change in capital share transactions	(12,782,436)	1,695,442	5,207,585	2,935,711
Total increase (decrease) in net assets	(13,300,451)	10,883,935	4,549,684	4,313,251
Net Assets:
Beginning of period	77,771,621	66,887,686	22,734,743	18,421,492
End of period	$64,471,170	$77,771,621	$27,284,427	$22,734,743

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,240,000	2,100,000	820,000	700,000
Shares sold	4,670,000	16,250,000	1,280,000	2,660,000
Shares repurchased	(5,050,000)	(16,110,000)	(1,090,000)	(2,540,000)
Shares outstanding, end of period	1,860,000	2,240,000	1,010,000	820,000

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Merlyn.AI SectorSurfer Momentum ETF		Merlyn.AI Best-of-Breed Core Momentum ETF
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period Ended September 30, 2021(1)	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period Ended September 30, 2021(2)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$184,332	$8,170	$32,496	$28,031
Net realized gain (loss) on investments	(7,005,659)	10,865,828	(52,023)	1,144,203
Net change in unrealized appreciation (depreciation) on investments	5,178,547	(7,738,134)	524,951	(802,247)
Net increase (decrease) in net assets resulting from operations	(1,642,780)	3,135,864	505,424	369,987

Distributions to Shareholders:
Net investment income	(518,953)	-	(59,030)	(16,547)
Net realized gain	-	-	(236,338)	-
Total distributions	(518,953)	-	(295,368)	(16,547)

Capital Share Transactions:
Proceeds from shares sold	333,336,391	711,642,872	33,288,954	62,373,198
Payments for shares redeemed	(301,760,397)	(549,991,260)	(30,429,476)	(49,783,403)
Net increase in net assets from net change in capital share transactions	31,575,994	161,651,612	2,859,478	12,589,795
Total increase in net assets	29,414,261	164,787,476	3,069,534	12,943,235
Net Assets:
Beginning of period	164,787,476	-	12,943,235	-
End of period	$194,201,737	$164,787,476	$16,012,769	$12,943,235

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,110,000	-	510,000	-
Shares sold	11,710,000	25,890,000	1,230,000	2,430,000
Shares repurchased	(10,650,000)	(19,780,000)	(1,120,000)	(1,920,000)
Shares outstanding, end of period	7,170,000	6,110,000	620,000	510,000

(1)	The Fund commenced operations on December 30, 2020.
(2)	The Fund commenced operations on January 13, 2021.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFS

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2022 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Merlyn.AI Bull-Rider Bear-Fighter ETF(6)
Six Months Ended March 31, 2022 (Unaudited)	$34.72	0.05	-	0.05	(0.11)	-	(0.11)	$34.66	0.13%	$64,471	0.95%	0.95%	0.25%	295%
Year Ended September 30, 2021	$31.85	0.26	2.83	3.09	(0.22)	-	(0.22)	$34.72	9.72%	$77,772	0.93%	0.95%	0.77%	398%
October 17, 2019(7) to September 30, 2020	$25.00	0.13	6.83	6.96	(0.11)	-	(0.11)	$31.85	27.93%	$66,888	0.65%	0.95%	0.48%	192%
Merlyn.AI Tactical Growth and Income ETF(6)
Six Months Ended March 31, 2022 (Unaudited)	$27.73	0.23	(0.74)	(0.51)	(0.21)	-	(0.21)	$27.01	(1.81%)	$27,284	0.75%	0.75%	1.68%	365%
Year Ended September 30, 2021	$26.32	0.73	1.40	2.13	(0.72)	-	(0.72)	$27.73	8.11%	$22,735	0.65%	0.75%	2.65%	323%
February 25, 2020(7) to September 30, 2020	$25.00	0.21	1.36	1.57	(0.25)	-	(0.25)	$26.32	6.36%	$18,421	0.55%	0.75%	1.38%	182%
Merlyn.AI SectorSurfer Momentum ETF(6)
Six Months Ended March 31, 2022 (Unaudited)	$26.97	0.03	0.18	0.21	(0.09)	-	(0.09)	$27.09	0.72%	$194,202	0.85%	1.25%	0.21%	336%
December 30, 2020(7) to September 30, 2021	$25.00	-	1.97	1.97	-	-	-	$26.97	7.88%	$164,787	0.85%	1.25%	0.01%	174%
Merlyn.AI Best-of-Breed Core Momentum ETF(6)
Six Months Ended March 31, 2022 (Unaudited)	$25.38	0.07	0.99	1.06	(0.12)	(0.49)	(0.61)	$25.83	4.04%	$16,013	0.74%	0.85%	0.50%	245%
January 13, 2021(7) to September 30, 2021	$25.00	0.06	0.35	0.41	(0.03)	-	(0.03)	$25.38	1.66%	$12,946	0.70%	0.85%	0.31%	193%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.

(7)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2022 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and Merlyn.AI Best-of-Breed Core Momentum ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF Merlyn.AI SectorSurfer Momentum ETF Merlyn.AI Best-of-Breed Core Momentum ETF	Meryln.AI Tactical Growth and Income Index Meryln.AI SectorSurfer Momentum Index Merlyn.AI Best-of-Breed Core Momentum Index

Meryln.AI Bull-Rider Bear-Fighter ETF commenced operations on October 17, 2019. Merlyn.AI Tactical Growth and Income ETF commenced operations on February 25, 2020. Merlyn.AI SectorSurfer Momentum ETF commenced operations on December 30, 2020. Merlyn.AI Best-of-Breed Core Momentum ETF commenced operations on January 13, 2021. Each Fund manages to its respective index. A short description of each index is as follows:

Each Index is based on proprietary methodologies developed by SumGrowth Strategies, LLC, licensed to Merlyn.AI Corporation, the Funds’ index provider. Each Index uses proprietary market risk indicators (the Bull/Bear Indicator) that seek to determine whether U.S. equity markets appear to in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment.

Shares of the Meryln.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF are listed and traded on The Nasdaq Stock Market. Shares of Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Core Momentum ETF are listed and traded on Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Merlyn.AI Bull Rider Bear-Fighter, Meryln.AI Tactical Growth and Income, Merlyn.AI SectorSurfer, and Merlyn.AI Best-of-Breed Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.”

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$64,176,804	$-	$-	$64,176,804
Money Market Funds	316,586	-	-	316,586
Total Investments in Securities	$64,493,390	$-	$-	$64,493,390

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$27,151,117	$-	$-	$27,151,117
Money Market Funds	102,575	-	-	102,575
Total Investments in Securities	$27,253,692	$-	$-	$27,253,692

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$193,554,613	$-	$-	$193,554,613
Money Market Funds	945,368	-	-	945,368
Total Investments in Securities	$194,499,981	$-	$-	$194,499,981

Merlyn.AI Best-of-Breed Core Momentum ETF
Assets*
Investment Companies	$15,927,526	$-	$-	$15,927,526
Money Market Funds	78,483	-	-	78,483
Total Investments in Securities	$16,006,009	$-	$-	$16,006,009

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2022, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

The Funds’ investment strategies may from time-to-time result in higher turnover rates. This may increase the Funds’ brokerage commission costs, which could negatively impact the performance of the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2022, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. No reclassifications were made for the fiscal period ended March 31, 2022.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC d/b/a EA Advisers  (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

U.S. Bank, N.A. (the “Custodian”) acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on October 1, 2021, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement for the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF. A description of the Board’s consideration was included in the Funds’ annual report dated September 30, 2021.

At a Board meeting held on December 14, 2020, the Board of Trustees of the Trust including each Independent Trustee, approved the Advisory Agreement for the Merlyn.AI SectorSurfer Momentum ETF and the Merlyn.AI Best-of-Breed Core Momentum ETF for an initial two-year term.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI Tactical Growth and Income ETF	0.75%
Merlyn.AI SectorSurfer Momentum ETF	0.85%
Merlyn.AI Best-of-Breed Core Momentum ETF	0.70%

Per a fee waiver agreement, the Adviser has agreed to waive up to 0.40% of the Merlyn.AI SectorSurfer Momentum ETF advisory fee and up to 0.15% of the Merlyn.AI Best-of-Breed Core Momentum ETF advisory fee, which are calculated based on each Fund’s average daily net assets, to the extent necessary to offset all or a portion of acquired fund fees and expenses The level of each fee waiver described above may be adjusted from time to time only by the mutual written agreement of the Parties. Each fee waiver will remain in effect until at least January 30, 2023. This waiver agreement may be terminated only by agreement of the Adviser and the Fund’s Board of Trustees. The fees waived are not subject to recoupment.

During a part of the reporting period, per a fee waiver agreement, the Adviser agreed to waive up to 0.35% of Merlyn.AI Best-of-Breed Core Momentum ETF advisory fee. The waiver for this Fund was reduced to 0.15% on October 5, 2021.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Funds may lend up to 33.3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal period, was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	$24,653
Merlyn.AI Tactical Growth and Income ETF	6,500
Merlyn.AI SectorSurfer Momentum ETF	8,812
Merlyn.AI Best-of-Breed Core Momentum ETF	77

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2022, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$361,257,867	$204,037,074
Merlyn.AI Tactical Growth and Income ETF	121,740,383	91,659,273
Merlyn.AI SectorSurfer Momentum ETF	869,724,981	597,437,681
Merlyn.AI Best-of-Breed Core Momentum ETF	60,559,723	32,854,909

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

For the fiscal period ended March 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$12,283,633	$182,406,017
Merlyn.AI Tactical Growth and Income ETF	5,187,428	30,090,137
Merlyn.AI SectorSurfer Momentum ETF	60,327,847	301,070,282
Merlyn.AI Best-of-Breed Core Momentum ETF	4,962,995	30,120,424

For the fiscal period ended March 31, 2022, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$7,056,941	$217,675
Merlyn.AI Tactical Growth and Income ETF	1,266,420	246,434
Merlyn.AI SectorSurfer Momentum ETF	14,905,036	-
Merlyn.AI Best-of-Breed Core Momentum ETF	1,023,426	-

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2022 were as follows:

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum ETF
Tax cost of Investments	$81,220,420	$22,779,807	$172,645,770	$13,744,204
Gross tax unrealized appreciation	477,329	358,610	-	-
Gross tax unrealized depreciation	(3,871,482)	(390,444)	(7,738,134)	(802,247)
Net tax unrealized appreciation (depreciation)	$(3,394,153)	$(31,834)	$(7,738,134)	$(802,247)
Undistributed ordinary income	48,843	-	8,170	247,821
Undistributed long-term gain	-	-	-	-
Total distributable earnings	48,843	-	8,170	247,821
Other accumulated gain (loss)	(16,408,769)	(1,531,761)	(7,174,248)	-
Total accumulated gain (loss)	$(19,754,079)	$(1,563,595)	$(14,904,212)	$(554,426)

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended September 30, 2021, the Funds did not defer any qualified late year losses.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

At September 30, 2021, the Funds had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$(16,408,769)	$-
Merlyn.AI Tactical Growth and Income ETF	(1,531,761)	-
Merlyn.AI SectorSurfer Momentum ETF	(7,174,248)	-
Merlyn.AI Best-of-Breed Core Momentum ETF	-	-

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2022 and fiscal period ended September 30, 2021 were as follows:

	Fiscal Period Ended March 31, 2022		Fiscal Period Ended September 30, 2021
	Ordinary Income	Realized Gain	Ordinary Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$222,346	$-	$677,998
Merlyn.AI Tactical Growth and Income ETF	186,594	-	627,828
Merlyn.AI SectorSurfer Momentum ETF	518,953	-	-
Merlyn.AI Best-of-Breed Core Momentum ETF	59,030	236,338	16,547

NOTE 8 – OTHER INFORMATION

None of Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ), Merlyn.AI Tactical Growth and Income ETF (Ticker: SNUG), Merlyn.AI SectorSurfer Momentum ETF (Ticker: DUDE), or Merlyn.AI Best-of-Breed Core Momentum ETF (Ticker: BOB) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the MAI Bull-Rider Bear-Fighter Index, the MAI Tactical Growth and Income Index, the MAI SectorSurfer Momentum Index, or the MAI Best-of-Breed Core Momentum Index (each, an “Index”) or an Index Price at any time or in any other respect. Each Index is calculated and published by SumGrowth Strategies, LLC which has granted Merlyn an exclusive license for marketing and distribution purposes of the Indices. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. Bull-Rider Bear-Fighter, Tactical Growth and Income, SectorSurfer, and Best-of-Breed Core Momentum are trademarks of Sumgrowth Strategies, LLC.

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar remains the Funds’ distributor after the close of the transaction, as approved by the Board on September 15, 2021.

MERLYN.AI ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2022 (UNAUDITED)

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

On April 19, 2022, the Board of Trustees approved the renaming of the Trust to EA Series Trust.

On April 19, 2022, the Board of Trustees approved a new officer of the Trust. As of April 21, 2022, Sean Hegarty is the Assistant Treasurer and Liquidity Risk Management Program Administrator for the EA Series Trust.

On May 2, 2022 the minimum fixed creation fee increased from $250 to $300 for the Funds.

On May 3, 2022, SumGrowth Strategies LLC (the “Index Developer”), advised Empowered Funds, LLC, the investment adviser to each of the Funds, that it will revise the index methodology for the indices utilized by each Fund to remove inflation protected treasury exchange traded funds (“ETFs”) from the excluded list of ETFs when the Bull/Bear Indicator, as defined in the Prospectus, signals a “Bear” market.

MERLYN.AI ETFs

EXPENSE EXAMPLE

MARCH 31, 2022 (UNAUDITED)

As a shareholder of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and/or Merlyn.AI Best-of-Breed Core Momentum ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2021 to March 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Core Momentum ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period October 1, 2021 to March 31, 2022
Merlyn.AI Bull-Rider Bear-Fighter ET1,2
Actual	0.95%	$1,000.00	$1,001.30	$4.74
Hypothetical (5% annual return before expenses)	0.95%	1,000.00	1,020.19	4.78
Merlyn.AI Tactical Growth and Income ETF[1,2]
Actual	0.75%	$1,000.00	$981.90	$3.71
Hypothetical (5% annual return before expenses)	0.75%	1,000.00	1,021.19	3.78
Merlyn.AI SectorSurfer Momentum ETF[1,2]
Actual	0.85%	$1,000.00	$1,007.20	$4.25
Hypothetical (5% annual return before expenses)	0.85%	1,000.00	1,020.69	4.28
Merlyn.AI Best-of-Breed Core Momentum ETF[1,2]
Actual	0.74%	$1,000.00	$1,040.40	$3.76
Hypothetical (5% annual return before expenses)	0.74%	1,000.00	1,021.24	3.73

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

2.	Expense ratios do not include expenses of the Underlying ETFs in which the Fund invests.

MERLYN.AI ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 1, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

MERLYN.AI ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	22.48%
Merlyn.AI Tactical Growth and Income ETF	4.08%
Merlyn.AI SectorSurfer Momentum ETF	0.00%
Merlyn.AI Best-of-Breed Core Momentum ETF	23.58%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Merlyn.AI Bull-Rider Bear-Fighter ETF	35.69%
Merlyn.AI Tactical Growth and Income ETF	10.98%
Merlyn.AI SectorSurfer Momentum ETF	0.00%
Merlyn.AI Best-of-Breed Core Momentum ETF	23.83%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

MERLYN.AI ETFs

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	19	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	19	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 19 E. Eagle Road, Havertown, PA 19083	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present)	19	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

MERLYN.AI ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.merlynetfs.com/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.merlynetfs.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at http://www.merlynetfs.com/.

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road
Havertown, PA 19083

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Practus, LLC 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211

Merlyn.AI Bull-Rider Bear-Fighter ETF
Symbol – WIZ CUSIP – 02072L706

Merlyn.AI Tactical Growth and Income ETF
Symbol – SNUG CUSIP – 02072L805

Merlyn.AI SectorSurfer Momentum ETF
Symbol – DUDE CUSIP – 02072L862

Merlyn.AI Best-of-Breed Core Momentum ETF
Symbol – BOB CUSIP – 02072L888

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.